FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of financial assets and liabilities

Financial assets and financial liabilities are measured on an ongoing basis at amortized cost. The classification of the financial instruments, as well as their carrying values, are shown in the table below:

	As of	As of
	March 31, 2023	March 31, 2022
	$	$
Financial assets at amortized cost
Cash and cash equivalents	27,200,097	63,720,102
Restricted cash	516,755	776,551
Accounts receivable (excluding sales tax receivable)	—	500,569
Shareholders’ loan receivable	55,990	53,185
Total financial assets	27,772,842	65,050,407
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	5,076,982	5,846,672
Financial guarantees	3,367,910	—
Loan payable	—	31,163
Total financial liabilities	8,444,892	5,877,835

Schedule of undiscounted commitments and contractual obligations

Undiscounted commitments and contractual obligations as of March 31, 2023 and 2022 are as follows:

March 31, 2023

		Less than	1 year to	3 years to
	Total	1 year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,076,982	5,076,982	—	—	—
Financial guarantees	3,367,910	3,367,910	—	—	—
Total financial liabilities	8,444,892	8,444,892	—	—	—
Total commitments	2,198,196	9,262,530	6,734,622	18,195,348	—
Total	10,643,088	17,707,422	6,734,622	18,195,348	—

March 31, 2022

		Less than	1 year to	3 years to
	Total	1 year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,846,672	5,846,672	—	—	—
Loan payable	40,000	—	40,000	—	—
Lease obligations	37,339,063	3,855,603	8,295,120	8,459,641	16,728,699
Total financial liabilities	43,225,735	9,702,275	8,335,120	8,459,641	16,728,699
Total commitments	5,251,405	750,769	1,299,973	1,138,347	2,062,316
Total	48,477,140	10,453,044	9,635,093	9,597,988	18,791,015